Financial Instruments and Risk Management (Revolving Credit Facility) (Details)		12 Months Ended
	Sep. 21, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000.0
Minimum interest coverage ratio	3.0
Maximum net leverage ratio	3.5
Borrowing costs incurred		$ 800,000	$ 2,100,000
Bottom of range [member] | Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Commitment fee	0.45%
Top of range [member] | Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Commitment fee	0.70%
LIBOR [Member] | Bottom of range [member] | Revolving Credit Facility - Drawn Amounts [Member]
Debt and Financing Obligations [Line Items]
Borrowings, adjustment to interest rate basis	2.00%
LIBOR [Member] | Top of range [member] | Revolving Credit Facility - Drawn Amounts [Member]
Debt and Financing Obligations [Line Items]
Borrowings, adjustment to interest rate basis	3.125%